Note 4 - Acquisitions - Acquisition Details (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Acquisition 2019 [Member]
Cash consideration, net of cash acquired	$ 4,964
Acquisitions 2018 [Member]
Cash consideration, net of cash acquired		$ 3,038